Right Of Use Assets And Lease Liabilities - Additional Information (Detail)	Dec. 31, 2020
Local currency [member]
Discolsure Of Right Of Use Asset And Lease Liability [Line Items]
Average incremental rates	49.10%
Foreign currency [member]
Discolsure Of Right Of Use Asset And Lease Liability [Line Items]
Average incremental rates	10.80%